ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)	The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2022
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax effect	Net of tax	Beginning balance	Net activity	Ending balance
Unrealized gain (loss) on debt securities	$(444,257)	$569	$(444,826)	$97,863	$(346,963)	$21,038	$(346,963)	$(325,925)
Retirement obligation	(16,000)	(1,334)	(14,666)	3,489	(11,177)	(20,846)	(11,177)	(32,023)
Foreign currency translation	(90)	0	(90)	0	(90)	(625)	(90)	(715)
Total	$(460,347)	$(765)	$(459,582)	$101,352	$(358,230)	$(433)	$(358,230)	$(358,663)

	December 31, 2021
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$(67,759)	$(759)	$(67,000)	$14,462	$(52,538)	$73,576	$(52,538)	$21,038
Retirement obligation	3,068	(2,198)	5,266	(1,200)	4,066	(24,912)	4,066	(20,846)
Foreign currency translation	(625)	0	(625)	0	(625)	0	(625)	(625)
Total	$(65,316)	$(2,957)	$(62,359)	$13,262	$(49,097)	$48,664	$(49,097)	$(433)

	December 31, 2020
	Total other comprehensive income (loss)					Total accumulated other comprehensive income (loss)
(Dollars in thousands)	Prior to reclass	Reclass from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on debt securities	$36,643	$(4,563)	$41,206	$(8,894)	$32,312	$41,264	$32,312	$73,576
Retirement obligation	2,001	(1,921)	3,922	(893)	3,029	(27,941)	3,029	(24,912)
Total	$38,644	$(6,484)	$45,128	$(9,787)	$35,341	$13,323	$35,341	$48,664

Other Accumulated Comprehensive income reclassified from AOCI [Table Text Block]
The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	Amount Reclassified from Accumulated Other Comprehensive Income (1)
	December 31,
(Dollars in thousands)	2022	2021	2020	Affected Line Item in the Consolidated Statements of Income
Realized gains and losses on securities available-for-sale	$569	$(759)	$(4,563)	Net gain (loss) on sales/transfers of investment securities
Defined benefit pension plan
Amortization of prior service cost (2)	302	413	413	Other noninterest expense
Recognized net actuarial loss (2)	(1,636)	(2,611)	(2,334)	Other noninterest expense
Amortization and settlement charges of defined benefit pension items	(1,334)	(2,198)	(1,921)
Total reclassifications for the period, before tax	$(765)	$(2,957)	$(6,484)

(1) Negative amounts are debits to profit/loss.
(2) Included in the computation of net periodic pension cost (see Note 17 - Employee Benefit Plans for additional details).